HELD FOR SALE AND DISCONTINUED OPERATIONS - Key Assumptions relating to Russia operations (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Budget and forecast period				5 years
Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Average annual revenue discount rate, explicit forecast period (in percent)	0.00%	0.00%	0.00%
Average annual revenue discount rate, terminal period (in percent)	0.00%	0.00%	0.00%
Average annual revenue discount rate, combined average (in percent)	20.50%	9.30%	10.10%
Average annual revenue growth rate, explicit forecast period (in percent)	6.20%	5.00%	4.30%
Average annual revenue growth rate, terminal period (in percent)	1.60%	1.60%	1.80%
Average annual revenue growth rate, combined average (in percent)	5.50%	4.40%	3.90%
Average operating margin, explicit forecast period (in percent)	32.40%	33.20%	31.20%
Average operating margin, terminal period (in percent)	35.00%	35.50%	35.70%
Average operating margin, combined average (in percent)	32.80%	33.60%	32.00%
Average CAPEX / revenue, explicit forecast (in percent)	20.30%	25.40%	27.90%
Average CAPEX / revenue, terminal period (in percent)	18.00%	21.00%	21.00%
Average CAPEX / revenue, combined average (in percent)	19.90%	24.70%	26.80%
Budget and forecast period				5 years